Label	Element	Value
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	ifrs-full_FairValueGainLossThatWouldHaveBeenRecognisedInProfitOrLossOrOtherComprehensiveIncomeIfFinancialLiabilitiesHadNotBeenReclassifiedFirstApplicationOfIFRS9	€ 31,300,000
Retained earnings [member]
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	ifrs-full_FairValueGainLossThatWouldHaveBeenRecognisedInProfitOrLossOrOtherComprehensiveIncomeIfFinancialLiabilitiesHadNotBeenReclassifiedFirstApplicationOfIFRS9	31,300,000
Equity attributable to owners of parent [member]
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	ifrs-full_FairValueGainLossThatWouldHaveBeenRecognisedInProfitOrLossOrOtherComprehensiveIncomeIfFinancialLiabilitiesHadNotBeenReclassifiedFirstApplicationOfIFRS9	€ 31,300,000
Treasury shares [member]
Shares Issued, Price Per Share1	nomd_SharesIssuedPricePerShare1	€ 16.58
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	(4,653,700)